Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Apr. 02, 2018
Document Effective Date	Apr. 02, 2018
Prospectus Date	Feb. 01, 2018
Calvert Conservative Allocation Fund | Class A
Risk/Return:
Trading Symbol	CCLAX
Calvert Conservative Allocation Fund | Class C
Risk/Return:
Trading Symbol	CALCX
Calvert Conservative Allocation Fund | Class I
Risk/Return:
Trading Symbol	CFAIX
Calvert Moderate Allocation Fund | Class A
Risk/Return:
Trading Symbol	CMAAX
Calvert Moderate Allocation Fund | Class C
Risk/Return:
Trading Symbol	CMACX
Calvert Moderate Allocation Fund | Class I
Risk/Return:
Trading Symbol	CLAIX
Calvert Aggressive Allocation Fund | Class A
Risk/Return:
Trading Symbol	CAAAX
Calvert Aggressive Allocation Fund | Class C
Risk/Return:
Trading Symbol	CAACX
Calvert Aggressive Allocation Fund | Class I
Risk/Return:
Trading Symbol	CAGIX